Commitments and Contingencies - Retirement Plans (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Defined contribution plan, employer matching contribution, percent (percentage)	50.00%
Defined contribution plan, maximum annual contribution per employee, percent (percentage)	8.00%
Defined contribution plan, employers matching contribution, annual vesting percentage (percentage)	20.00%
Deferred compensation arrangement with individual,requisite service period (in years)	2 years
Defined benefit plan, contributions by employer		$ 40,405	$ 20,239